Income Taxes - Schedule of Reconciliation of Changes in Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	¥ (88,972)	¥ (189,083)
Recognized in profit or (loss)	188,526	136,108
Recognized in other comprehensive income	11,585	(5,806)
Other	(15,756)	(30,190)
Net deferred tax liabilities, as of end of year	95,383	(88,972)
Deferred tax relating to items credited (charged) directly to equity	2,204	(1,460)
Research and development expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	33,199	35,461
Recognized in profit or (loss)	98,057	(4,250)
Recognized in other comprehensive income	0	0
Other	4,974	1,988
Net deferred tax liabilities, as of end of year	136,230	33,199
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	94,530	90,729
Recognized in profit or (loss)	11,863	(6,375)
Recognized in other comprehensive income	0	0
Other	4,518	10,176
Net deferred tax liabilities, as of end of year	110,911	94,530
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(69,775)	(80,344)
Recognized in profit or (loss)	2,834	9,721
Recognized in other comprehensive income	0	0
Other	(4,818)	848
Net deferred tax liabilities, as of end of year	(71,759)	(69,775)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(497,480)	(561,950)
Recognized in profit or (loss)	86,244	131,465
Recognized in other comprehensive income	0	0
Other	(41,358)	(66,995)
Net deferred tax liabilities, as of end of year	(452,594)	(497,480)
Financial assets measured at FVTOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(6,759)	(23,766)
Recognized in profit or (loss)	0	0
Recognized in other comprehensive income	214	2,669
Other	1,417	14,338
Net deferred tax liabilities, as of end of year	(5,128)	(6,759)
Accrued expenses and provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	155,330	139,239
Recognized in profit or (loss)	(6,402)	12,931
Recognized in other comprehensive income	0	0
Other	16,115	3,160
Net deferred tax liabilities, as of end of year	165,043	155,330
Defined benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	13,456	19,270
Recognized in profit or (loss)	(2,855)	(468)
Recognized in other comprehensive income	(5,563)	(6,107)
Other	1,368	761
Net deferred tax liabilities, as of end of year	6,406	13,456
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	11,225	20,970
Recognized in profit or (loss)	(3,911)	(4,256)
Recognized in other comprehensive income	0	0
Other	118	(5,489)
Net deferred tax liabilities, as of end of year	7,432	11,225
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	119,453	150,951
Recognized in profit or (loss)	(24,662)	(35,160)
Recognized in other comprehensive income	0	0
Other	6,301	3,662
Net deferred tax liabilities, as of end of year	101,092	119,453
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	38,912	62,389
Recognized in profit or (loss)	9,389	(28,573)
Recognized in other comprehensive income	0	0
Other	3,790	5,096
Net deferred tax liabilities, as of end of year	52,091	38,912
Investments in subsidiaries and associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(31,210)	(69,151)
Recognized in profit or (loss)	(5,581)	37,941
Recognized in other comprehensive income	0	0
Other	(47)	0
Net deferred tax liabilities, as of end of year	(36,838)	(31,210)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	29,031	30,023
Recognized in profit or (loss)	0	0
Recognized in other comprehensive income	9,449	(957)
Other	0	(35)
Net deferred tax liabilities, as of end of year	38,480	29,031
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	21,116	(2,904)
Recognized in profit or (loss)	23,550	23,132
Recognized in other comprehensive income	7,485	(1,411)
Other	(8,134)	2,300
Net deferred tax liabilities, as of end of year	¥ 44,017	¥ 21,116